SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2021 and 2020 is as follows:

		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication Services
CTG	Argentina	100%	-	December 31	Electricity related services
TGSLatam	Bolivia	80%	100%	December 31	Hydrocarbons and Electrical power related services

Associates
In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2021 and 2020:

Company	% of shareholding and voting	Country	Main activity	Closing date

TGU	49.00	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00	Argentina	Pipeline exploitation and construction	December 31
Link	49.00	Argentina	Pipeline exploitation and construction	December 31

Earnings Per Share
Earnings per share as of December 31, 2021, 2020 and 2019 were calculated as follows:

	2021	2020	2019
Net income attributable to owners of the Company	20,931,074	4,960,229	26,313,572
Average number of outstanding shares (1)	752,761,058	762,371,755	788,405,563
Basic and diluited earnings per share	27.81	6.51	33.38

(1)	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.